Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,875,000
Previously Paid Amount	0.00
Total Fee Amount	673.24
Total Offset Amount	0.00
Net Fee	673.24
Narrative - Max Aggregate Offering Price	$ 4,875,000
Final Prospectus	true